UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International New Discovery Fund

12/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 0.3%
Meggitt PLC	1,837,786	$7,717,817

Airlines – 0.9%
Cathay Pacific Airways Ltd. (a)	5,949,000	$11,023,824
Copa Holdings S.A., “A”	107,780	5,870,777
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	81,820	4,239,094

		$21,133,695

Alcoholic Beverages – 2.1%
Companhia de Bebidas das Americas, ADR	107,203	$10,837,151
Davide Campari-Milano S.p.A.	483,917	5,041,649
Foster’s Group Ltd.	2,814,015	13,847,335
Heineken N.V.	115,700	5,482,272
Pernod Ricard S.A.	153,438	13,177,866

		$48,386,273

Apparel Manufacturers – 1.9%
Billabong International Ltd.	848,437	$8,248,511
Burberry Group PLC	921,690	8,836,853
Compagnie Financiere Richemont S.A.	172,627	5,776,288
GERRY WEBER International AG	8,595	279,234
Li & Fung Ltd.	2,013,000	8,284,460
Stella International Holdings Ltd.	6,393,000	11,590,331

		$43,015,677

Automotive – 0.2%
PT Astra International Tbk.	1,445,000	$5,308,066

Biotechnology – 0.4%
Actelion Ltd. (a)	127,884	$6,824,106
Lonza Group AG	44,248	3,103,170

		$9,927,276

Broadcasting – 0.8%
Grupo Televisa S.A., ADR	411,290	$8,538,380
WPP Group PLC	954,872	9,324,194

		$17,862,574

Brokerage & Asset Managers – 4.1%
Aberdeen Asset Management PLC	2,795,900	$6,051,356
Bolsa Mexicana de Valores S.A. de C.V. (a)	3,702,000	4,377,766
Daiwa Securities Group, Inc.	2,052,000	10,287,133
Deutsche Boerse AG	243,900	20,279,285
GAM Holding Ltd.	126,423	1,538,659
Hong Kong Exchanges & Clearing Ltd.	555,800	9,894,575
ICAP PLC	640,164	4,436,397
IG Group Holdings PLC	2,497,655	15,203,147
Osaka Securities Exchange Co. Ltd.	2,629	12,465,693
Rathbone Brothers PLC	641,435	8,214,932
Van Lanschot N.V.	48,159	2,531,306

		$95,280,249

Business Services – 6.8%
Amadeus Fire AG	263,777	$6,139,451
Bunzl PLC	2,491,376	27,008,901
Cabcharge Australia Ltd.	1,659,900	8,915,231
Capgemini	93,879	4,252,294
Companhia Brasileira de Meios de Pagamento	462,740	4,033,063
CTS Eventim AG	168,850	8,243,409
Electrocomponents PLC	1,130,717	2,926,728
Homeserve PLC	202,417	5,492,623

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Infosys Technology Ltd.	299,160	$16,648,827
Intertek Group PLC	1,007,639	20,288,818
JFE Shoji Holdings, Inc.	469,951	1,664,751
Kloeckner & Co. AG (a)(l)	260,892	6,675,931
Kroton Educacional S.A., IEU	564,716	5,838,534
Nomura Research Institute Ltd.	700,000	13,710,977
Redecard S.A.	268,200	4,419,345
Sodexo	216,434	12,368,872
TAKKT AG	357,368	3,662,980
USS Co. Ltd.	99,820	6,066,261

		$158,356,996

Chemicals – 1.5%
Makhteshim-Agan Industries Ltd.	575,140	$2,725,347
Nufarm Ltd.	1,055,398	10,323,843
Syngenta AG	57,898	16,224,013
Victrex PLC	372,623	4,820,252

		$34,093,455

Computer Software – 1.1%
OBIC Co. Ltd.	104,070	$16,995,809
Totvs S.A.	131,400	8,842,399

		$25,838,208

Computer Software - Systems – 3.9%
Acer, Inc.	4,161,330	$12,431,771
Fujitsu Ltd.	1,707,000	10,977,699
Hon Hai Precision Industry Co. Ltd.	1,641,050	7,719,838
Konica Minolta Holdings, Inc.	2,623,000	26,901,796
Ricoh Co. Ltd.	521,000	7,350,556
Venture Corp. Ltd.	3,304,000	20,718,962
Wincor Nixdorf AG	58,964	4,021,992

		$90,122,614

Conglomerates – 2.0%
Ansell Ltd.	978,480	$9,541,738
DCC PLC	163,856	4,580,468
First Pacific Co. Ltd.	8,136,000	4,930,419
Keppel Corp. NPV	3,492,000	20,318,914
Smiths Group PLC	262,605	4,300,978
Tomkins PLC	822,800	2,540,204

		$46,212,721

Construction – 2.4%
Anhui Conch Cement Co. Ltd.	1,478,000	$9,439,386
Bellway PLC	581,317	7,629,856
Corporacion Moctezuma S.A. de C.V.	1,415,100	3,245,146
CRH PLC	117,216	3,175,109
Duratex S.A.	1,622,775	14,970,812
Geberit AG	52,784	9,349,946
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	1,296,500	2,911,724
Wienerberger AG (a)	243,268	4,415,693

		$55,137,672

Consumer Products – 5.3%
Beiersdorf AG	208,068	$13,674,563
Christian Dior S.A.	390,842	40,206,522
Dabur India Ltd.	4,092,781	13,925,088
Hengan International Group Co. Ltd.	1,234,000	9,133,933
Henkel KGaA, IPS	421,506	21,944,717

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Kimberly-Clark de Mexico S.A. de C.V., “A”	1,595,960	$7,144,123
Kose Corp.	179,500	3,624,166
Milbon Co. Ltd.	105,300	2,238,621
Natura Cosméticos S.A.	291,430	6,078,015
Shiseido Co. Ltd.	206,600	3,959,837

		$121,929,585

Consumer Services – 0.6%
Anhanguera Educacional Participacoes S.A., IEU (a)	651,400	$9,256,718
Thomas Cook Group PLC	1,188,852	4,418,458

		$13,675,176

Containers – 0.7%
Mayr-Melnhof Karton AG	85,690	$8,815,261
Viscofan S.A.	317,728	8,061,641

		$16,876,902

Electrical Equipment – 0.9%
Legrand S.A.	289,820	$8,091,307
OMRON Corp.	78,821	1,406,566
Prysmian S.p.A.	113,356	1,980,893
Spectris PLC	699,270	8,238,147

		$19,716,913

Electronics – 2.2%
Advantech Co. Ltd.	5,919,352	$13,229,906
ARM Holdings PLC	1,028,970	2,942,328
ASM Pacific Technology Ltd.	770,800	7,245,066
ASML Holding N.V.	162,984	5,543,572
Domino Printing Sciences PLC	249	1,324
Halma PLC	1,188,055	4,625,488
Hirose Electric Co. Ltd.	68,408	7,132,031
Hoya Corp.	339,300	8,995,102
Melexis N.V.	237,947	2,312,719

		$52,027,536

Energy - Independent – 3.1%
Arch Coal, Inc.	246,050	$5,474,613
Cairn Energy PLC	2,900,000	15,454,602
Galp Energia SGPS S.A. (a)	634,367	10,920,413
Motor Oil (Hellas) Corinth Refineries S.A.	118,394	1,798,519
Nexen, Inc.	501,065	12,082,860
OMV AG	151,731	6,644,538
PTT Exploration & Production Public Co. Ltd.	1,479,300	6,522,409
Santos Ltd.	409,222	5,152,891
Tullow Oil PLC	400,000	8,341,567

		$72,392,412

Engineering - Construction – 2.3%
Aker Kvaerner A.S.A.	836,559	$10,865,523
Downer EDI Ltd.	1,150,000	9,585,551
Fluor Corp.	121,600	5,476,864
JGC Corp.	750,000	13,806,840
North American Energy Partners, Inc. (a)	1,384,071	10,048,355
Toshiba Plant Kensetsu Co. Ltd.	329,000	4,123,347

		$53,906,480

Food & Beverages – 1.9%
Associated British Foods PLC	883,707	$11,732,928
Cranswick PLC	8,402	106,065

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Grupo Continental S.A.	2,791,290	$7,058,238
Kerry Group PLC	807,963	23,832,262
Unicharm Petcare Corp.	60,700	1,854,206

		$44,583,699

Food & Drug Stores – 0.8%
Dairy Farm International Holdings Ltd.	636,300	$3,801,600
FamilyMart Co. Ltd.	111,500	3,286,278
Lawson, Inc.	260,700	11,476,566

		$18,564,444

Forest & Paper Products – 0.5%
Suzano Papel e Celulose S.A., IPS (a)	999,400	$11,638,285

Gaming & Lodging – 0.9%
Genting Berhad	1,577,800	$3,362,378
Ladbrokes PLC	2,536,114	5,580,576
Paddy Power PLC	125,840	4,399,906
William Hill PLC	2,801,414	8,342,631

		$21,685,491

General Merchandise – 0.7%
Dunelm Group PLC	400,000	$2,433,472
Lotte Shopping Co. Ltd.	45,434	13,499,787

		$15,933,259

Health Maintenance Organizations – 0.5%
Odontoprev S.A.	305,500	$11,182,973

Insurance – 5.6%
ACE Ltd.	62,840	$3,167,136
Admiral Group PLC	610,199	11,640,155
Aflac, Inc.	81,759	3,781,354
Amlin PLC	1,340,126	7,694,376
Aspen Insurance Holdings Ltd.	381,685	9,713,883
Catlin Group Ltd.	1,488,461	8,174,151
China Pacific Insurance (Group) Co. Ltd	632,600	2,521,131
CNP Assurances S.A.	144,392	13,979,809
Hiscox Ltd.	2,384,979	12,194,081
Jardine Lloyd Thompson Group PLC	594,060	4,640,266
QBE Insurance Group Ltd.	665,161	15,181,987
Samsung Fire & Marine Insurance Co. Ltd.	44,918	7,671,271
SNS REAAL Groep N.V. (a)	598,257	3,617,040
Storebrand A.S.A. (a)	3,700,000	25,103,513

		$129,080,153

Internet – 0.5%
Iliad S.A.	82,442	$9,821,593
Universo Online S.A., IPS	393,500	2,109,178

		$11,930,771

Leisure & Toys – 0.6%
Sankyo Co. Ltd.	230,200	$11,468,599
Shimano, Inc.	50,200	2,009,202

		$13,477,801

Machinery & Tools – 2.7%
Beml Ltd.	303,020	$7,256,380
Faiveley SA	33,600	2,673,284
GEA Group AG	630,500	14,037,376
Glory Ltd.	595,600	13,173,737

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Neopost S.A.	116,829	$9,658,584
Rotork PLC	166,366	3,186,952
Sandvik AB	712,600	8,541,584
Union Tool Co.	152,600	3,994,018

		$62,521,915

Major Banks – 1.2%
Banco Santander Chile, ADR	177,830	$11,519,827
Julius Baer Group Ltd.	126,423	4,415,396
KBC Group N.V. (a)	210,322	9,108,201
Oversea-Chinese Banking Corp. Ltd.	272,000	1,750,899

		$26,794,323

Medical & Health Technology & Services – 1.5%
Diagnosticos da America S.A. (a)	236,400	$7,674,382
Fleury S.A.	524,100	5,536,013
Fresenius Medical Care AG & Co. KGaA	142,490	7,545,606
Kobayashi Pharmaceutical Co. Ltd.	145,500	5,811,564
SSL International PLC	704,448	8,889,503

		$35,457,068

Medical Equipment – 5.2%
Cochlear Ltd.	272,910	$16,851,948
Essilor International S.A.	183,209	10,907,107
Miraca Holdings, Inc.	502,800	13,739,475
QIAGEN N.V. (a)	233,493	5,215,818
Synthes, Inc.	234,787	30,749,668
Terumo Corp.	300,000	17,953,696
Waters Corp. (a)	62,687	3,884,087
Zimmer Holdings, Inc. (a)(s)	349,864	20,680,461

		$119,982,260

Metals & Mining – 3.2%
Cameco Corp.	196,890	$6,387,606
Grupo Mexico S.A.B. de C.V. (a)	1,685,544	3,866,624
Iluka Resources Ltd.	3,836,600	12,209,734
Inmet Mining Corp.	219,543	13,388,586
National Aluminum Co. Ltd.	564,910	5,047,387
Salzgitter AG	47,620	4,654,861
SSAB Svenskt Stal AB, “A”	174,000	2,941,728
Steel Authority of India Ltd.	2,491,158	12,834,987
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	325,000	9,146,722
voestalpine AG	100,000	3,646,482

		$74,124,717

Natural Gas - Distribution – 0.1%
Tokyo Gas Co. Ltd.	757,000	$3,015,483

Natural Gas - Pipeline – 0.8%
Enagas S.A.	848,508	$18,779,602

Network & Telecom – 0.4%
High Tech Computer Corp.	712,925	$8,113,801

Oil Services – 1.8%
Acergy S.A.	405,658	$6,396,769
Fugro N.V.	137,477	7,850,889
Petrofac Ltd.	207,119	3,448,888
Petroleum Geo-Services ASA (a)	253,477	2,878,429
Saipem S.p.A.	432,925	14,872,172

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	117,550	$5,627,311

		$41,074,458

Other Banks & Diversified Financials – 5.4%
Aeon Credit Service Co. Ltd.	437,200	$4,201,364
Banco Compartamos S.A.	1,346,900	6,953,801
Banco Panamericano S.A., IPS	1,242,200	7,527,404
Bank of Cyprus Public Co. Ltd.	196,800	1,371,786
Chiba Bank Ltd.	2,560,451	15,279,787
Credicorp Ltd.	42,900	3,304,158
CSU Cardsystem S.A. (a)	1,483,390	7,208,202
Housing Development Finance Corp. Ltd.	171,419	9,856,731
Jyske Bank	125,206	4,873,386
Komercni Banka A.S.	75,563	16,156,194
Macquarie Group Ltd.	268,743	11,505,810
Public Bank Berhad	2,760,000	9,076,402
Shizuoka Bank Ltd.	881,000	7,634,765
Siam Commercial Bank Public Co. Ltd.	747,400	1,944,720
Sydbank	236,929	6,104,829
Unione di Banche Italiane Scpa	918,904	13,162,660

		$126,161,999

Pharmaceuticals – 2.9%
Genomma Lab Internacional S.A., “B” (a)	4,892,400	$10,766,870
Hisamitsu Pharmaceutical Co., Inc.	83,500	2,689,644
Merck KGaA	95,209	8,893,484
Novo Nordisk A/S, “B”	418,520	26,767,994
Santen Pharmaceutical Co. Ltd.	490,400	15,691,115
Virbac SA	25,000	2,603,987

		$67,413,094

Precious Metals & Minerals – 0.4%
Lihir Gold Ltd.	1,300,000	$3,791,914
Paladin Resources Ltd. (a)	1,460,206	5,419,146

		$9,211,060

Printing & Publishing – 0.4%
Reed Elsevier PLC	1,165,236	$9,568,643

Real Estate – 2.2%
Ascendas Real Estate Investment Trust, REIT	5,839,466	$9,144,857
Brasil Brokers Participacoes	1,221,400	4,494,624
China Overseas Land & Investment Ltd.	2,746,000	5,749,753
City Developments Ltd.	553,400	4,514,265
Deutsche Wohnen AG (a)	1,504,275	14,448,238
Hang Lung Properties Ltd.	967,000	3,778,034
Midland Holdings Ltd.	10,858,000	9,295,064

		$51,424,835

Special Products & Services – 0.3%
Filtrona PLC	2,588,193	$7,832,105

Specialty Chemicals – 3.0%
Akzo Nobel N.V.	217,731	$14,351,234
Croda International PLC	1,481,183	19,031,634
Linde AG	180,040	21,670,517
Symrise AG	643,568	13,820,352

		$68,873,737

Specialty Stores – 3.2%
Abc-Mart, Inc.	311,100	$8,645,296

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Bulgari S.p.A. (l)	518,751	$4,279,737
Carpetright PLC	247,811	3,770,490
Dufry South America Ltd., BDR	553,680	11,384,068
Esprit Holdings Ltd.	1,886,068	12,413,148
Jumbo S.A.	502,515	6,389,774
NEXT PLC	469,622	15,657,117
Nitori Co. Ltd.	75,000	5,580,609
Point, Inc.	47,890	2,673,839
Shimamura Co. Ltd.	31,100	2,958,566

		$73,752,644

Telecommunications - Wireless – 1.3%
Cellcom Israel Ltd.	319,140	$10,231,628
Mobile TeleSystems OJSC, ADR	94,150	4,602,994
Philippine Long Distance Telephone Co.	85,550	4,848,388
Rogers Communications, Inc., “B”	125,000	3,907,109
Vivo Participacoes S.A., ADR	212,000	6,572,000

		$30,162,119

Telephone Services – 2.0%
China Unicom Ltd.	7,353,252	$9,664,752
Empresa Nacional de Telecomunicaciones S.A.	404,231	5,853,364
Royal KPN N.V.	1,551,777	26,338,671
Telekom Austria AG	275,829	3,934,376

		$45,791,163

Tobacco – 1.3%
KT&G Corp.	142,632	$7,881,416
Swedish Match AB	986,349	21,561,667

		$29,443,083

Trucking – 2.1%
DSV (a)	355,044	$6,369,636
TNT N.V.	856,272	26,209,495
Yamato Holdings Co. Ltd.	1,226,000	16,954,829

		$49,533,960

Utilities - Electric Power – 1.3%
AES Tiete S.A., IPS	547,432	$6,277,130
CPFL Energia S.A.	246,900	5,055,837
Eletropaulo Metropolitana S.A., IPS	445,000	8,756,913
Equatorial Energia S.A.	701,800	7,237,888
Tanjong PLC	788,700	3,879,004

		$31,206,772

Total Common Stocks		$2,277,234,014

Collateral for Securities Loaned – 0.1%
Morgan Stanley, Repurchase Agreement, 0.005%, dated 12/31/09, due 1/04/10, total to be received $1,698,186 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,735,141 in an individuallly traded account), at Cost	1,698,185	$1,698,185

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	35,527,256	$35,527,256

Total Investments		$2,314,459,455

Other Assets, Less Liabilities – 0.2%		5,573,586

Net Assets – 100.0%		$2,320,033,041

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

7

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2009, the value of securities pledged amounted to $175,557. At December 31, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$53,994,724	$268,744,282	$—	$322,739,006
Japan	155,765,717	166,034,103	—	321,799,820
Germany	75,325,876	99,881,940	—	175,207,816
Brazil	49,597,319	115,096,271	—	164,693,590
Australia	10,323,843	120,251,797	—	130,575,640
France	86,176,435	41,564,790	—	127,741,225
Netherlands	26,338,671	65,585,810	—	91,924,481
Hong Kong	—	82,256,519	—	82,256,519
Switzerland	8,362,765	69,618,481	—	77,981,246
Other Countries	344,842,742	437,471,929	—	782,314,671
Short Term Securities	—	1,698,185	—	1,698,185
Mutual Funds	35,527,256	—	—	35,527,256

Total Investments	$846,255,348	$1,468,204,107	$—	$2,314,459,455

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,122,053,094

Gross unrealized appreciation	$345,517,813
Gross unrealized depreciation	(153,111,452)

Net unrealized appreciation (depreciation)	$192,406,361

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48,248,862	128,001,578	(140,723,184)	35,527,256

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,511	$35,527,256

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Amadeus Fire AG	263,777	—	—	263,777

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Amadeus Fire AG	$—	$—	$—	$6,139,451

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of December 31, 2009, are as follows:

United Kingdom	13.9%
Japan	13.9%
Brazil	7.6%
Germany	7.6%
Australia	5.6%
France	5.5%
Netherlands	4.0%
United States	3.9%
Hong Kong	3.5%
Other Countries	34.5%

10

MFS® Research Fund

12/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 1.7%
Goodrich Corp.	289,780	$18,618,358
Lockheed Martin Corp.	212,510	16,012,629

		$34,630,987

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	252,470	$16,680,693

Biotechnology – 1.6%
Amgen, Inc. (a)	258,810	$14,640,882
Genzyme Corp. (a)	356,620	17,477,946

		$32,118,828

Broadcasting – 0.7%
Walt Disney Co.	451,390	$14,557,328

Brokerage & Asset Managers – 2.1%
Affiliated Managers Group, Inc. (a)	176,950	$11,917,583
Charles Schwab Corp.	339,420	6,387,884
CME Group, Inc.	24,440	8,210,618
Franklin Resources, Inc.	143,770	15,146,170

		$41,662,255

Business Services – 1.8%
Accenture Ltd., “A”	412,570	$17,121,655
MasterCard, Inc., “A”	70,490	18,044,030

		$35,165,685

Cable TV – 0.9%
Comcast Corp., “Special A”	237,870	$3,808,299
DIRECTV Group, Inc., “A” (a)	190,200	6,343,170
Time Warner Cable, Inc.	181,850	7,526,772

		$17,678,241

Chemicals – 2.3%
Celanese Corp.	460,010	$14,766,321
Monsanto Co.	391,150	31,976,513

		$46,742,834

Computer Software – 2.9%
Adobe Systems, Inc. (a)	443,720	$16,320,022
MicroStrategy, Inc., “A” (a)	78,590	7,389,032
Oracle Corp.	1,400,810	34,375,877

		$58,084,931

Computer Software - Systems – 6.2%
Apple, Inc. (a)(s)	255,100	$53,790,386
Dell, Inc. (a)	1,069,330	15,355,579
EMC Corp. (a)	856,420	14,961,657
Hewlett-Packard Co.	753,060	38,790,121

		$122,897,743

Construction – 1.4%
Lennar Corp., “A”	1,433,360	$18,304,007
Sherwin-Williams Co.	142,410	8,779,577

		$27,083,584

Consumer Products – 2.6%
Church & Dwight Co., Inc.	61,280	$3,704,376
Kimberly-Clark Corp.	162,710	10,366,254
Procter & Gamble Co.	624,640	37,871,923

		$51,942,553

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.5%
Strayer Education, Inc.	44,010	$9,351,685

Electrical Equipment – 3.8%
Danaher Corp.	654,180	$49,194,336
Rockwell Automation, Inc.	214,820	10,092,244
Tyco Electronics Ltd.	672,560	16,511,348

		$75,797,928

Electronics – 2.9%
First Solar, Inc. (a)	43,430	$5,880,422
Intel Corp.	1,548,890	31,597,356
Samsung Electronics Co. Ltd., GDR	61,240	21,115,962

		$58,593,740

Energy - Independent – 4.1%
Anadarko Petroleum Corp.	230,900	$14,412,778
Apache Corp.	193,350	19,947,920
Cobalt International Energy, LP (a)	511,880	7,084,419
Devon Energy Corp.	71,800	5,277,300
Noble Energy, Inc.	158,270	11,271,989
Occidental Petroleum Corp.	201,510	16,392,839
Southwestern Energy Co. (a)	164,070	7,908,174

		$82,295,419

Energy - Integrated – 5.4%
Chevron Corp. (s)	670,210	$51,599,468
Exxon Mobil Corp.	675,910	46,090,303
Hess Corp.	105,690	6,394,245
Suncor Energy, Inc.	82,340	2,929,551

		$107,013,567

Engineering - Construction – 1.1%
Fluor Corp.	475,480	$21,415,619

Food & Beverages – 4.5%
Flowers Foods, Inc.	246,260	$5,851,138
General Mills, Inc.	278,090	19,691,553
J.M. Smucker Co.	235,702	14,554,599
Kellogg Co.	182,520	9,710,064
Nestle S.A.	133,506	6,486,095
PepsiCo, Inc.	536,540	32,621,632

		$88,915,081

Food & Drug Stores – 1.0%
Walgreen Co.	515,130	$18,915,574

Gaming & Lodging – 0.5%
International Game Technology	239,310	$4,491,849
Starwood Hotels & Resorts Worldwide, Inc.	148,570	5,433,205

		$9,925,054

General Merchandise – 2.7%
Dollar General Corp. (a)	323,110	$7,247,357
Target Corp.	506,910	24,519,237
Wal-Mart Stores, Inc.	415,820	22,225,579

		$53,992,173

Health Maintenance Organizations – 0.6%
WellPoint, Inc. (a)	194,350	$11,328,662

Insurance – 2.0%
ACE Ltd.	107,660	$5,426,064
Aflac, Inc.	212,770	9,840,613

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
MetLife, Inc.	264,960	$9,366,336
Prudential Financial, Inc.	164,010	8,161,138
Travelers Cos., Inc.	154,940	7,725,308

		$40,519,459

Internet – 2.5%
Google, Inc., “A” (a)	80,990	$50,212,180

Machinery & Tools – 0.4%
RTI International Metals, Inc. (a)	280,750	$7,066,478

Major Banks – 8.8%
Bank of America Corp.	2,759,490	$41,557,919
Bank of New York Mellon Corp.	598,816	16,748,884
Goldman Sachs Group, Inc.	188,900	31,893,876
JPMorgan Chase & Co. (s)	1,146,320	47,767,154
Regions Financial Corp.	1,520,360	8,042,704
State Street Corp.	454,080	19,770,643
SunTrust Banks, Inc.	449,540	9,121,167

		$174,902,347

Medical & Health Technology & Services – 1.5%
DaVita, Inc. (a)	175,230	$10,293,010
Laboratory Corp. of America Holdings (a)	139,380	10,431,199
VCA Antech, Inc. (a)	327,910	8,171,517

		$28,895,726

Medical Equipment – 4.4%
Becton, Dickinson & Co.	163,200	$12,869,952
Medtronic, Inc.	501,980	22,077,080
St. Jude Medical, Inc. (a)	388,070	14,273,215
Synthes, Inc.	89,200	11,682,378
Thermo Fisher Scientific, Inc. (a)	289,460	13,804,347
Waters Corp. (a)	221,890	13,748,304

		$88,455,276

Metals & Mining – 0.5%
United States Steel Corp.	168,850	$9,307,012

Natural Gas - Distribution – 1.3%
EQT Corp.	217,100	$9,535,032
Questar Corp.	146,380	6,085,017
Sempra Energy	191,950	10,745,361

		$26,365,410

Network & Telecom – 3.1%
Cisco Systems, Inc. (a)	1,701,570	$40,735,586
Juniper Networks, Inc. (a)	536,880	14,318,590
Palm, Inc. (a)	592,490	5,948,600

		$61,002,776

Oil Services – 1.6%
Halliburton Co.	748,700	$22,528,383
Noble Corp.	213,530	8,690,671

		$31,219,054

Other Banks & Diversified Financials – 0.8%
American Express Co.	386,650	$15,667,058

Pharmaceuticals – 5.1%
Abbott Laboratories	630,000	$34,013,700
Johnson & Johnson	606,340	39,054,359
Pfizer, Inc.	811,490	14,761,003

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd., ADR	254,650	$14,306,237

		$102,135,299

Precious Metals & Minerals – 0.7%
Teck Resources Ltd., “B” (a)	408,420	$14,378,758

Printing & Publishing – 0.3%
Lamar Advertising Co., “A” (a)	173,830	$5,404,375

Specialty Chemicals – 1.0%
Praxair, Inc.	172,870	$13,883,190
Rockwood Holdings, Inc. (a)	272,610	6,422,692

		$20,305,882

Specialty Stores – 4.3%
Abercrombie & Fitch Co., “A”	353,050	$12,303,793
Advance Auto Parts, Inc.	197,720	8,003,706
Amazon.com, Inc. (a)	73,670	9,910,088
GameStop Corp., “A” (a)	299,650	6,574,321
Home Depot, Inc.	696,570	20,151,770
Limited Brands, Inc.	496,360	9,549,966
Staples, Inc.	762,480	18,749,383

		$85,243,027

Telecommunications - Wireless – 0.1%
Sprint Nextel Corp. (a)	495,220	$1,812,505

Telephone Services – 3.0%
American Tower Corp., “A” (a)	231,700	$10,011,757
AT&T, Inc.	1,401,090	39,272,553
CenturyTel, Inc.	280,670	10,163,061

		$59,447,371

Tobacco – 1.8%
Lorillard, Inc.	83,390	$6,690,380
Philip Morris International, Inc.	602,600	29,039,294

		$35,729,674

Trucking – 1.4%
Expeditors International of Washington, Inc.	825,590	$28,672,741

Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	366,570	$12,752,970
CMS Energy Corp.	636,890	9,973,697
NRG Energy, Inc. (a)	190,470	4,496,997
PG&E Corp.	251,540	11,231,261
PPL Corp.	300,630	9,713,355
Progress Energy, Inc.	53,720	2,203,057
Public Service Enterprise Group, Inc.	247,980	8,245,335

		$58,616,672

Total Common Stocks		$1,982,149,244

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.1%
Devon Energy Corp. - April 2010 @ $75	1,801	$810,450

4

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	2,761,519	$2,761,519

Total Investments		$1,985,721,213

Securities Sold Short – (0.3)%
Network & Telecom – (0.3)%
Motorola, Inc. (a)	(679,900)	$(5,276,024)

Other Assets, Less Liabilities – 0.5%		9,332,290

Net Assets – 100.0%		$1,989,777,479

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2009, the value of securities pledged amounted to $3,617,022.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$1,912,060,712	$—	$—	$1,912,060,712
South Korea	—	21,115,962	—	21,115,962
Switzerland	—	18,168,473	—	18,168,473
Canada	17,308,310	—	—	17,308,310
Israel	14,306,237	—	—	14,306,237
Mutual Funds	2,761,519	—	—	2,761,519

Total Investments	$1,946,436,778	$39,284,435	$—	$1,985,721,213

Short Sales - United States	$(5,276,024)	$—	$—	$(5,276,024)

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Research Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,869,498,399

Gross unrealized appreciation	$230,602,011
Gross unrealized depreciation	(114,379,197)

Net unrealized appreciation (depreciation)	$116,222,814

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,652,341	84,370,651	(86,261,473)	2,761,519

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,095	$2,761,519

7

MFS® Total Return Fund

12/31/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 59.0%
Aerospace – 4.2%
Goodrich Corp.	108,206	$6,952,478
Lockheed Martin Corp.	1,696,380	127,822,233
Northrop Grumman Corp.	1,213,170	67,755,545
United Technologies Corp.	1,167,260	81,019,517

		$283,549,773

Alcoholic Beverages – 0.8%
Diageo PLC	2,457,192	$42,851,863
Heineken N.V.	236,660	11,213,782

		$54,065,645

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	823,180	$54,387,503

Automotive – 0.2%
Johnson Controls, Inc.	562,810	$15,330,944

Biotechnology – 0.1%
Genzyme Corp. (a)	200,750	$9,838,758

Broadcasting – 1.3%
Omnicom Group, Inc.	1,026,970	$40,205,876
Walt Disney Co.	1,518,370	48,967,433

		$89,173,309

Brokerage & Asset Managers – 0.6%
Charles Schwab Corp.	970,530	$18,265,375
Deutsche Boerse AG	111,610	9,279,914
Franklin Resources, Inc.	111,690	11,766,542

		$39,311,831

Business Services – 1.2%
Accenture Ltd., “A”	1,025,770	$42,569,455
Dun & Bradstreet Corp.	84,750	7,150,358
Visa, Inc., “A”	124,700	10,906,262
Western Union Co.	897,780	16,923,153

		$77,549,228

Cable TV – 0.2%
Comcast Corp., “Special A”	683,490	$10,942,675

Chemicals – 1.6%
3M Co.	590,420	$48,810,021
Monsanto Co.	119,360	9,757,680
PPG Industries, Inc.	801,370	46,912,200

		$105,479,901

Computer Software – 0.7%
Oracle Corp.	1,950,600	$47,867,724

Computer Software - Systems – 1.4%
Dell, Inc. (a)	577,820	$8,297,495
Hewlett-Packard Co.	814,840	41,972,408
International Business Machines Corp.	331,980	43,456,182

		$93,726,085

Construction – 0.5%
Black & Decker Corp.	113,140	$7,334,866
Pulte Homes, Inc. (a)	714,270	7,142,700
Sherwin-Williams Co.	302,880	18,672,552

		$33,150,118

Consumer Products – 1.2%
Clorox Co.	202,760	$12,368,360

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Kimberly-Clark Corp.	100,670	$6,413,686
Procter & Gamble Co.	1,017,268	61,676,959

		$80,459,005

Consumer Services – 0.2%
Apollo Group, Inc., “A” (a)	177,790	$10,770,518

Electrical Equipment – 0.9%
Danaher Corp.	436,980	$32,860,896
Tyco Electronics Ltd.	562,810	13,816,986
W.W. Grainger, Inc.	159,260	15,421,146

		$62,099,028

Electronics – 0.8%
Agilent Technologies, Inc. (a)	227,400	$7,065,318
Intel Corp.	2,054,230	41,906,292
National Semiconductor Corp.	361,630	5,554,637

		$54,526,247

Energy - Independent – 2.9%
Anadarko Petroleum Corp.	326,210	$20,362,028
Apache Corp.	794,260	81,943,804
Devon Energy Corp.	319,315	23,469,653
EOG Resources, Inc.	307,930	29,961,589
Noble Energy, Inc.	316,350	22,530,447
Occidental Petroleum Corp.	177,040	14,402,204

		$192,669,725

Energy - Integrated – 4.7%
Chevron Corp.	867,615	$66,797,679
ConocoPhillips	179,500	9,167,065
Exxon Mobil Corp.	1,596,238	108,847,469
Hess Corp.	569,840	34,475,320
Marathon Oil Corp.	577,280	18,022,682
TOTAL S.A., ADR	1,174,480	75,213,699

		$312,523,914

Engineering - Construction – 0.2%
Fluor Corp.	234,600	$10,566,384

Food & Beverages – 3.2%
Campbell Soup Co.	404,510	$13,672,438
General Mills, Inc.	404,970	28,675,926
Groupe Danone	164,388	10,011,111
J.M. Smucker Co.	293,973	18,152,833
Kellogg Co.	314,760	16,745,232
Nestle S.A.	1,600,212	77,742,776
PepsiCo, Inc.	875,420	53,225,536

		$218,225,852

Food & Drug Stores – 1.3%
CVS Caremark Corp.	1,461,799	$47,084,546
Kroger Co.	1,176,730	24,158,267
Walgreen Co.	498,420	18,301,982

		$89,544,795

Gaming & Lodging – 0.1%
Royal Caribbean Cruises Ltd. (a)	34,400	$869,632
Starwood Hotels & Resorts Worldwide, Inc.	105,160	3,845,701

		$4,715,333

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.8%
Macy’s, Inc.	478,830	$8,025,191
Target Corp.	450,540	21,792,620
Wal-Mart Stores, Inc.	434,520	23,225,094

		$53,042,905

Health Maintenance Organizations – 0.1%
WellPoint, Inc. (a)	161,030	$9,386,439

Insurance – 3.6%
Aflac, Inc.	176,920	$8,182,550
Allstate Corp.	1,690,910	50,794,936
Aon Corp.	407,170	15,610,898
Chubb Corp.	256,750	12,626,965
MetLife, Inc.	2,423,880	85,684,158
Prudential Financial, Inc.	442,120	21,999,891
Travelers Cos., Inc.	919,180	45,830,315

		$240,729,713

Internet – 0.2%
Google, Inc., “A” (a)	16,990	$10,533,460

Leisure & Toys – 0.2%
Hasbro, Inc.	474,800	$15,222,088

Machinery & Tools – 0.3%
Eaton Corp.	362,380	$23,054,616

Major Banks – 7.8%
Bank of America Corp.	1,463,100	$22,034,286
Bank of America Corp., EU	1,945,020	29,019,698
Bank of New York Mellon Corp.	3,349,388	93,682,382
Goldman Sachs Group, Inc.	548,120	92,544,581
JPMorgan Chase & Co.	3,168,191	132,018,519
PNC Financial Services Group, Inc.	533,699	28,173,970
Regions Financial Corp.	2,311,050	12,225,455
State Street Corp.	1,190,250	51,823,485
Wells Fargo & Co.	2,225,160	60,057,068

		$521,579,444

Medical Equipment – 1.9%
Becton, Dickinson & Co.	414,920	$32,720,591
Medtronic, Inc.	1,129,760	49,686,845
St. Jude Medical, Inc. (a)	414,290	15,237,586
Thermo Fisher Scientific, Inc. (a)	145,630	6,945,095
Waters Corp. (a)	330,460	20,475,302

		$125,065,419

Metals & Mining – 0.1%
Nucor Corp.	16,200	$755,730
United States Steel Corp.	127,910	7,050,399

		$7,806,129

Natural Gas - Distribution – 0.2%
Sempra Energy	247,390	$13,848,892

Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	543,110	$11,448,759

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	284,650	$6,814,521
Nokia Corp., ADR	777,380	9,989,333

		$16,803,854

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.5%
Halliburton Co.	278,800	$8,389,092
National Oilwell Varco, Inc.	332,170	14,645,375
Noble Corp.	195,800	7,969,060

		$31,003,527

Other Banks & Diversified Financials – 0.1%
Northern Trust Corp.	145,560	$7,627,344

Pharmaceuticals – 4.1%
Abbott Laboratories	1,129,830	$60,999,522
GlaxoSmithKline PLC	456,950	9,679,642
Johnson & Johnson	1,232,140	79,362,137
Merck & Co., Inc.	1,367,180	49,956,757
Pfizer, Inc.	3,717,854	67,627,764
Roche Holding AG	44,830	7,626,308

		$275,252,130

Railroad & Shipping – 0.1%
Canadian National Railway Co.	110,110	$5,985,580

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	440,990	$35,746,649

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	500,110	$20,244,453
Home Depot, Inc.	298,850	8,645,731
Staples, Inc.	914,050	22,476,490

		$51,366,674

Telecommunications - Wireless – 0.8%
Vodafone Group PLC	23,007,283	$53,277,949
Vodafone Group PLC, ADR	108,900	2,514,501

		$55,792,450

Telephone Services – 2.2%
AT&T, Inc.	4,487,108	$125,773,637
CenturyTel, Inc.	416,977	15,098,737
Royal KPN N.V.	520,420	8,833,209

		$149,705,583

Tobacco – 1.7%
Altria Group, Inc.	211,500	$4,151,745
Lorillard, Inc.	162,090	13,004,481
Philip Morris International, Inc.	1,970,150	94,941,529

		$112,097,755

Trucking – 0.2%
United Parcel Service, Inc., “B”	230,700	$13,235,259

Utilities - Electric Power – 3.3%
Allegheny Energy, Inc.	264,460	$6,209,521
American Electric Power Co., Inc.	384,650	13,381,974
CMS Energy Corp.	346,710	5,429,479
Dominion Resources, Inc.	1,149,588	44,741,965
Entergy Corp.	151,860	12,428,222
FPL Group, Inc.	558,750	29,513,175
Northeast Utilities	136,730	3,526,267
NRG Energy, Inc. (a)	470,260	11,102,839
PG&E Corp.	566,570	25,297,351
PPL Corp.	770,860	24,906,487
Progress Energy, Inc.	255,590	10,481,746

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Public Service Enterprise Group, Inc.	1,087,990	$36,175,668

		$223,194,694

Total Common Stocks		$3,960,003,658

Bonds – 39.8%
Agency - Other – 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$3,886,881

Asset Backed & Securitized – 2.4%
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	$1,921,000	$1,799,617
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051	13,600,000	11,995,265
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.031%, 2040 (z)	8,365,929	3,557,193
BlackRock Capital Finance LP, 7.75%, 2024 (n)	1,043,961	151,374
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	2,400,000	2,040,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,820,000	5,918,269
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2031	394,222	389,487
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2034	6,450,000	3,799,096
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	2,674	2,659
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	8,321,579	6,404,830
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	9,759,829	7,786,696
CWCapital LLC, 5.223%, 2048	14,588,000	12,721,544
GE Commercial Mortgage Corp., FRN, 5.336%, 2044	7,580,000	5,965,365
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	7,362,083	3,515,637
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	659,119
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	4,090,347	3,450,437
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	910,528
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.236%, 2041	2,279,327	2,268,271
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	7,065,861	6,798,891
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	7,340,374	7,073,475
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	16,230,000	14,133,913
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	5,520,000	1,310,309
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.468%, 2039	6,500,000	5,159,650
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	9,759,829	8,181,296
Morgan Stanley Capital I, Inc., FRN, 0.905%, 2030 (i)(n)	45,850,776	1,704,237
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	4,015,124
Residential Funding Mortgage Securities, Inc., 5.32%, 2024	8,242,000	2,651,586
Spirit Master Funding LLC, 5.05%, 2023 (z)	8,446,510	7,005,958
Structured Asset Securities Corp., FRN, 4.67%, 2035	4,797,534	4,206,166
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	6,246,846
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	4,405,058	3,303,943
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	18,785,000	15,426,943

		$160,553,724

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,885,671
News America, Inc., 8.5%, 2025	5,903,000	6,953,315

		$9,838,986

Brokerage & Asset Managers – 0.0%
BlackRock, Inc., 5%, 2019	$2,390,000	$2,348,608

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$6,291,000	$6,814,474

Cable TV – 0.3%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$6,978,688
DIRECTV Holdings LLC, 5.875%, 2019 (n)	1,700,000	1,729,063
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,571,312

		$17,279,063

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$8,949,154

Consumer Products – 0.2%
Fortune Brands, Inc., 5.125%, 2011	$9,636,000	$9,938,493

Consumer Services – 0.2%
Western Union Co., 5.4%, 2011	$10,085,000	$10,767,583

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$9,243,886

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$8,251,009

Emerging Market Quasi-Sovereign – 0.2%
Petróleos Mexicanos, 8%, 2019	$4,145,000	$4,797,838
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,508,552
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,890,000	2,118,639
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	6,340,000	6,639,311

		$15,064,340

Emerging Market Sovereign – 0.0%
Republic of Peru, 7.35%, 2025	$551,000	$630,895

Energy - Independent – 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$7,947,648
Ocean Energy, Inc., 7.25%, 2011	8,780,000	9,578,945

		$17,526,593

Energy - Integrated – 0.3%
Hess Corp., 8.125%, 2019	$1,740,000	$2,098,365
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,763,519
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,145,882
Petro-Canada, 6.05%, 2018	9,475,000	10,185,369

		$22,193,135

Financial Institutions – 0.2%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,533,332
HSBC Finance Corp., 5.25%, 2011	8,925,000	9,240,017

		$11,773,349

Food & Beverages – 0.4%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$7,380,000	$9,187,480
Diageo Finance B.V., 5.5%, 2013	6,334,000	6,822,649
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	2,540,000	2,779,824
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	3,082,000	3,457,443
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	7,459,561

		$29,706,957

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,139,396

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$6,113,120

Insurance – 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$8,503,000	$6,281,090
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,538,363
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,320,000	1,396,952

		$11,216,405

Insurance - Property & Casualty – 0.3%
Allstate Corp., 5.55%, 2035	$7,742,000	$7,455,608
Chubb Corp., 6.375% to 2017, FRN to 2067	6,830,000	6,351,900
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	770,000	623,246

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	$2,925,000	$2,471,625

		$16,902,379

International Market Quasi-Sovereign – 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,890,000	$4,880,533
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,122,555
KFW International Finance, Inc., 4.875%, 2019	7,250,000	7,661,249
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,206,407
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,131,871

		$37,002,615

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$5,865,000	$6,535,076
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	5,815,000	6,511,404

		$13,046,480

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,018,703

Major Banks – 1.8%
Bank of America Corp., 7.375%, 2014	$2,825,000	$3,205,567
Bank of America Corp., 5.49%, 2019	4,135,000	3,906,789
Bank of America Corp., 7.625%, 2019	3,980,000	4,604,251
Barclays Bank PLC, 5%, 2016	2,650,000	2,707,802
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,944,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	3,901,826
Credit Suisse New York, 5.5%, 2014	8,200,000	8,898,648
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,943,000	4,980,073
Goldman Sachs Group, Inc., 6%, 2014	4,650,000	5,086,021
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,499,935
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,425,520
JPMorgan Chase Capital XXVII, 7%, 2039	3,980,000	4,013,882
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,266,366
Merrill Lynch & Co., Inc., 6.11%, 2037	5,900,000	5,439,340
Morgan Stanley, 5.75%, 2016	6,120,000	6,349,879
Morgan Stanley, 6.625%, 2018	6,920,000	7,481,683
Morgan Stanley, 7.3%, 2019	1,980,000	2,223,401
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,495,000	3,180,960
PNC Funding Corp., 5.625%, 2017	6,510,000	6,450,915
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	10,642,920
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,662,415
Wachovia Corp., 5.25%, 2014	4,613,000	4,775,659

		$120,647,852

Medical & Health Technology & Services – 0.3%
Cardinal Health, Inc., 5.8%, 2016	$4,803,000	$4,831,074
CareFusion Corp., 6.375%, 2019 (n)	6,240,000	6,680,051
Hospira, Inc., 5.55%, 2012	3,080,000	3,282,867
Hospira, Inc., 6.05%, 2017	5,813,000	6,083,973

		$20,877,965

Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018	$9,913,000	$10,228,590
Vale Overseas Ltd., 6.875%, 2039	3,005,000	3,025,206

		$13,253,796

Mortgage Backed – 14.9%
Fannie Mae, 6.33%, 2011	$1,382,122	$1,444,295
Fannie Mae, 4.01%, 2013	981,948	1,014,511
Fannie Mae, 4.021%, 2013	3,090,890	3,198,708

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 4.667%, 2013	549,174	$577,158
Fannie Mae, 4.6%, 2014	5,183,177	5,428,526
Fannie Mae, 4.63%, 2014	2,448,069	2,564,392
Fannie Mae, 4.76%, 2014	190,931	200,624
Fannie Mae, 4.839%, 2014	4,371,330	4,604,999
Fannie Mae, 4.88%, 2014 - 2020	1,584,060	1,664,468
Fannie Mae, 4.564%, 2015	346,328	361,294
Fannie Mae, 4.7%, 2015	654,952	682,615
Fannie Mae, 4.78%, 2015	2,348,265	2,455,776
Fannie Mae, 4.925%, 2015	4,685,514	4,937,960
Fannie Mae, 5.19%, 2015	1,362,591	1,451,351
Fannie Mae, 5.09%, 2016	2,000,000	2,108,008
Fannie Mae, 5.661%, 2016	1,270,734	1,381,794
Fannie Mae, 5.05%, 2017	2,501,000	2,630,371
Fannie Mae, 5.5%, 2017 - 2035	189,915,426	199,860,365
Fannie Mae, 6%, 2017 - 2037	105,786,268	112,902,765
Fannie Mae, 4.5%, 2018 - 2035	34,999,922	35,968,492
Fannie Mae, 5%, 2018 - 2039	111,030,944	114,582,538
Fannie Mae, 7.5%, 2030 - 2032	1,131,361	1,276,591
Fannie Mae, 6.5%, 2031 - 2037	38,963,700	42,067,419
Freddie Mac, 6%, 2016 - 2037	64,937,245	69,347,819
Freddie Mac, 5%, 2017 - 2039	133,822,914	137,978,302
Freddie Mac, 4.5%, 2019 - 2039	59,615,197	60,546,338
Freddie Mac, 5.085%, 2019	6,789,000	7,024,136
Freddie Mac, 5.5%, 2019 - 2035	56,886,252	59,996,585
Freddie Mac, 6.5%, 2034 - 2037	18,331,072	19,697,523
Ginnie Mae, 5.5%, 2032 - 2035	24,266,970	25,607,582
Ginnie Mae, 6%, 2032 - 2038	20,535,244	21,834,667
Ginnie Mae, 4.5%, 2033 - 2034	6,279,888	6,323,507
Ginnie Mae, 5%, 2033 - 2039	46,743,973	48,190,308

		$999,911,787

Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,195,000	$3,622,523
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,810,725
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	12,025,000	14,683,487

		$23,116,735

Natural Gas - Pipeline – 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$7,845,195
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	5,592,188
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,474,036
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,842,031
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,234,305

		$30,987,755

Network & Telecom – 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$7,596,903
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,402,797
Telefonica Europe B.V., 7.75%, 2010	3,298,000	3,450,064
Verizon New York, Inc., 6.875%, 2012	11,404,000	12,407,723

		$27,857,487

Oils – 0.2%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$13,921,483

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.1%
American Express Co., 5.5%, 2016	$11,996,000	$12,255,905
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,526,778
Capital One Financial Corp., 6.15%, 2016	8,680,000	8,719,190
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	8,496,465
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	2,653,305
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,239,240
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	9,671,700
UFJ Finance Aruba AEC, 6.75%, 2013	9,069,000	10,097,035
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	15,406,043

		$76,065,661

Pharmaceuticals – 0.4%
Allergan, Inc., 5.75%, 2016	$9,860,000	$10,632,541
Pfizer, Inc., 7.2%, 2039	3,040,000	3,714,688
Roche Holdings, Inc., 6%, 2019 (n)	8,380,000	9,208,371

		$23,555,600

Railroad & Shipping – 0.0%
CSX Corp., 6.75%, 2011	$618,000	$656,363

Real Estate – 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,003,127
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	10,673,093
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,845,783
ProLogis, REIT, 5.75%, 2016	1,114,000	1,046,312
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	5,258,348
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,239,828

		$23,066,491

Retailers – 0.3%
Home Depot, Inc., 5.875%, 2036	$2,896,000	$2,795,384
Limited Brands, Inc., 5.25%, 2014	6,288,000	6,067,920
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	12,141,040

		$21,004,344

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,380,422

Telecommunications - Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$3,924,000	$4,266,671
Rogers Communications, Inc., 6.8%, 2018	8,529,000	9,551,823

		$13,818,494

Tobacco – 0.1%
Philip Morris International, Inc., 4.875%, 2013	$4,662,000	$4,921,468

Transportation - Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$6,245,774

U.S. Government Agencies and Equivalents – 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,028,538
Small Business Administration, 8.8%, 2011	5,748	5,921
Small Business Administration, 4.35%, 2023	1,489,293	1,537,512
Small Business Administration, 4.77%, 2024	3,678,173	3,825,433
Small Business Administration, 5.18%, 2024	5,848,670	6,131,028
Small Business Administration, 5.52%, 2024	3,733,675	3,936,189
Small Business Administration, 4.99%, 2024	5,405,072	5,638,088
Small Business Administration, 4.95%, 2025	4,379,444	4,585,372

		$35,688,081

U.S. Treasury Obligations – 10.3%
U.S. Treasury Bonds, 2.375%, 2010	$4,813,000	$4,876,734

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2%, 2013	$11,523,000	$11,461,790
U.S. Treasury Bonds, 4.75%, 2017	2,870,000	3,114,174
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	2,976,658
U.S. Treasury Bonds, 6%, 2026	6,445,000	7,539,645
U.S. Treasury Bonds, 6.75%, 2026	11,593,000	14,627,108
U.S. Treasury Bonds, 5.25%, 2029	12,125,000	13,136,686
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	5,182,450
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	5,839,080
U.S. Treasury Bonds, 5%, 2037	39,586,000	42,041,559
U.S. Treasury Notes, 6.5%, 2010	4,316,000	4,347,360
U.S. Treasury Notes, 1.5%, 2010	65,192,000	65,767,515
U.S. Treasury Notes, 0.875%, 2011	44,324,000	44,431,353
U.S. Treasury Notes, 5.125%, 2011	64,804,000	68,861,832
U.S. Treasury Notes, 4.125%, 2012	40,921,000	43,747,086
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,598,880
U.S. Treasury Notes, 3.5%, 2013	25,000,000	26,345,700
U.S. Treasury Notes, 3.125%, 2013	65,703,000	68,284,931
U.S. Treasury Notes, 2.75%, 2013	54,555,000	55,872,012
U.S. Treasury Notes, 1.5%, 2013	16,019,000	15,597,252
U.S. Treasury Notes, 1.875%, 2014	64,046,000	62,730,047
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,259,124
U.S. Treasury Notes, 4.25%, 2015	856,000	916,187
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,443,805
U.S. Treasury Notes, 3.75%, 2018	80,791,000	80,784,698
U.S. Treasury Notes, TIPS, 1.84%, 2015	25,439,186	26,456,753

		$693,240,419

Utilities - Electric Power – 1.1%
Bruce Mansfield Unit, 6.85%, 2034	$13,755,771	$12,944,398
Enel Finance International S.A., 6.25%, 2017 (n)	8,525,000	9,373,016
Exelon Generation Co. LLC, 6.2%, 2017	720,000	771,797
Exelon Generation Co. LLC, 5.2%, 2019	1,520,000	1,520,679
Exelon Generation Co. LLC, 6.25%, 2039	3,020,000	3,076,870
MidAmerican Energy Holdings Co., 5.875%, 2012	2,667,000	2,904,608
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	13,542,205
Oncor Electric Delivery Co., 7%, 2022	8,725,000	9,700,883
PSEG Power LLC, 6.95%, 2012	6,285,000	6,866,080
PSEG Power LLC, 5.32%, 2016 (n)	5,099,000	5,246,203
System Energy Resources, Inc., 5.129%, 2014 (z)	3,241,870	3,217,847
Waterford 3 Funding Corp., 8.09%, 2017	6,194,467	6,154,111

		$75,318,697

Total Bonds		$2,671,742,902

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	41,251,373	$41,251,373

Total Investments		$6,672,997,933

Other Assets, Less Liabilities – 0.6%		43,100,742

Net Assets – 100.0%		$6,716,098,675

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $188,578,666, representing 2.81% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN,
1.031%, 2040	3/01/06	$8,365,929	$3,557,193
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06	2,316,427	2,040,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	8,355,544	7,005,958
System Energy Resources, Inc., 5.129%, 2014	4/16/04	3,241,870	3,217,847

Total Restricted Securities			$15,820,998
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

MFS Total Return Fund

Supplemental Information (Unaudited) 12/31/09 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,635,783,997	$—	$—	$3,635,783,997
United Kingdom	2,514,501	105,809,454	—	108,323,955
Switzerland	—	85,369,084	—	85,369,084
France	75,213,699	10,011,111	—	85,224,810
Netherlands	8,833,209	11,213,782	—	20,046,991
Finland	9,989,333	—	—	9,989,333
Germany	9,279,914	—	—	9,279,914
Canada	5,985,580	—	—	5,985,580
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	732,815,381	—	732,815,381
Non-U.S. Sovereign Debt	—	58,078,272	—	58,078,272
Municipal Bonds	—	23,116,735	—	23,116,735
Corporate Bonds	—	519,519,490	—	519,519,490
Residential Mortgage-Backed Securities	—	1,018,642,912	—	1,018,642,912
Commercial Mortgage-Backed Securities	—	136,225,401	—	136,225,401
Asset-Backed Securities (including CDOs)	—	5,597,193	—	5,597,193
Foreign Bonds	—	177,747,512	—	177,747,512
Mutual Funds	41,251,373	—	—	41,251,373

Total Investments	$3,788,851,606	$2,884,146,327	$—	$6,672,997,933

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,370,660,276

Gross unrealized appreciation	$446,532,227
Gross unrealized depreciation	(144,194,570)

Net unrealized appreciation (depreciation)	$302,337,657

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Total Return Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,008,142	218,414,309	(238,171,078)	41,251,373

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,984	$41,251,373

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2010

*	Print name and title of each signing officer under his or her signature.